Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000232065 | Federal Home Loan Bank Discount NotesFR_313385YU4_0.010000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000232065 | Federal Home Loan Bank Discount NotesFR_313385B88_0.010000_2026-08-14
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000232065 | Federal Farm Credit Discount NotesFR_313313YU6_0.010000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000232065 | Federal Home Loan Bank Discount NotesFR_313385ZC3_0.010000_2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000232065 | Federal Home Loan Bank Discount NotesFR_313385A97_0.010000_2026-08-07
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000232065 | A-1+
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246508 | Federal Home Loan Bank Discount NotesFR_313385YU4_0.010000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000246508 | Federal Home Loan Bank Discount NotesFR_313385B88_0.010000_2026-08-14
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000246508 | Federal Farm Credit Discount NotesFR_313313YU6_0.010000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000246508 | Federal Home Loan Bank Discount NotesFR_313385ZC3_0.010000_2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000246508 | Federal Home Loan Bank Discount NotesFR_313385A97_0.010000_2026-08-07
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000246508 | A-1+
Holdings [Line Items]
Percent of Total Investments	100.00%